Reconciliation of The Fair Value Measurements of Assets And Liabilities Using Significant Unobservable Inputs (level 3) (Detail) - Available-for-sale securities $ in Thousands	12 Months Ended
May 31, 2016 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at June 1, 2015	$ 0
Transfer from level 2 fair value measurements	63,881
Initial recognition	2,844
Unrealized gain	3,148
Balance at May 31, 2016	$ 69,873